Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 08, 2023	Nov. 21, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit			$ (26,476,760)	$ (15,819,858)
Cash flows used in operating activities			(4,809,009)	(13,528,251)
Working capital			1,300,000
Cash and cash equivalents			236,000
Restricted cash			100,000
Received gross proceeds			950,000
Cash			100,000
Inventory allowance			112,000	0
Contract liabilities			3,407	10,000		$ 13,750
Revenue recognized				10,000	$ 13,750
Receivables with customers			$ 172,101	259,317		$ 208,160
Income tax benefit rate			50.00%
Unrecognized equity-based compensation expense			$ 0	991,167
Advertising expense			1,576,325	$ 3,059,429
Stockholders equity	$ 4,000,000	$ 2,000,000	$ 712,000